Activities of Orange Bank - Loans and receivables components (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables of Orange Bank	€ 3,096	€ 3,091
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	2,153	2,217
Total loans and receivables to credit institutions	943	874
Total loans and receivables of Orange Bank	3,096	3,091
Overdraft [member] | Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	1,000	1,084
Mortgages [member] | Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	765	719
Securities lending [member] | Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	246	264
Current accounts [member] | Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	31	70
Overnight deposits and loans [member] | Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	830	790
Loans and receivables [member] | Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	55	53
Other loans and advances [member] | Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	111	80
Total loans and receivables to credit institutions	€ 58	€ 31